Accounting policies - Offsetting of financial liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	$ 359,887	$ 405,490
Net amount of financial liabilities presented in the balance sheet	359,887	405,490
Impact of Master Netting Agreements	(116,078)	(151,762)
Financial instrument collateral	(180,935)	(189,025)
Cash collateral	(34,454)	(51,329)
Net amount	28,420	13,374
Trading derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	182,373	219,977
Net amount of financial liabilities presented in the balance sheet	182,373	219,977
Impact of Master Netting Agreements	(116,078)	(151,762)
Financial instrument collateral	(2,822)	(2,670)
Cash collateral	(34,454)	(51,329)
Net amount	29,019	14,216
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	110,149	124,525
Net amount of financial liabilities presented in the balance sheet	110,149	124,525
Financial instrument collateral	(110,337)	(124,949)
Net amount	(188)	(424)
Short positions - Securities loans
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	21,132	20,375
Net amount of financial liabilities presented in the balance sheet	21,132	20,375
Financial instrument collateral	(21,555)	(20,769)
Net amount	(423)	(394)
Short positions - Short sales
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	46,233	40,613
Net amount of financial liabilities presented in the balance sheet	46,233	40,613
Financial instrument collateral	(46,221)	(40,637)
Net amount	$ 12	$ (24)